Financial Instruments and Risk Management - Narrative (Details) $ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) bbl sale	Dec. 31, 2018 CAD ($) bbl sale	Dec. 31, 2017 USD ($) sale	Dec. 31, 2018 CAD ($) bbl	Mar. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of direct crude sales during period | sale		4	4	3
Revenue from sale of crude oil		$ 288,777		$ 240,787
Accounts receivable		12,014		18,090
Cash		$ 33,893		46,051
Maximum borrowing capacity					$ 43.8
Repayments of non-current borrowings	$ 5,000
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percentage		1.00%			1.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Percent		1.00%			1.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Profit (Loss)		$ 500
Possible decrease in risk variable percentage		1.00%			1.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Profit (Loss)		$ 500
Canada dollars [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percentage		10.00%			10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Percent		10.00%			10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Profit (Loss)		$ 1,500
Possible decrease in risk variable percentage		10.00%			10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Profit (Loss)		$ 1,200
Egypt pounds [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Percent		10.00%			10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Profit (Loss)		$ 200
Possible decrease in risk variable percentage		10.00%			10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Profit (Loss)		$ 200
Cash		2,000		800
Revolving Reserves-Based Lending Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum borrowing capacity		22,000			$ 30.0
Repayments of non-current borrowings		2,800	$ 3.6
Proceeds from non-current borrowings		0		10,209
Revolving Credit Facility1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from non-current borrowings		508	$ 0.6	64
Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Repayments of non-current borrowings		15,000
Proceeds from non-current borrowings		$ 0		73,500
Convertible Debt [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate on borrowings						6.00%
Egyptian General Petroleum Corporation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume bbl sold | bbl		318,300	318,300
Revenue from sale of crude oil		$ 17,900
Accounts receivable		$ 7,200
TransGlobe Petroleum International Inc [member] | Subsidiaries [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume bbl | bbl		9,000,000			9,000,000
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		$ 97,000
Gross carrying amount [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		22,000			$ 30.0
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		75,000
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		53,200
Gross carrying amount [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		8,200		11,225	$ 11.2
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		$ 45,000		$ 60,000